Label	Element	Value
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - BNY Mellon Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-t
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class M shares from year to year. The table shows the average annual total returns of the fund's Class M shares and Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Prior to May 1, 2016, the fund operated as a prime money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information shown may have been different if the current investment limitations had been in effect during the period prior to the fund's conversion to a government money market fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Q4, 2018: 0.49% Worst Quarter Q3, 2015: 0.00%
		The year-to-date total return of the fund's Class M shares as of September 30, 2019 was 1.57%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

For the fund's current yield, Wealth Management Clients may call toll free 1-866-804-5023; Individual Clients may call toll free 1-800-373-9387 (inside the U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services; participants in Qualified Employee Benefit Plans may call toll free 1-866-804-5023; and Institutional Investors and clients of Investment Advisory Firms may call toll free 1-866-804-5023.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/18
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-866-804-5023
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	31
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	97
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 381
Annual Return 2009	rr_AnnualReturn2009	0.53%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	0.63%
Annual Return 2018	rr_AnnualReturn2018	1.60%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.29%
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.21%